Sep. 30, 2024
BNY Mellon Small Cap Growth Fund
Fund Summary
Investment Objective
The fund seeks long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Small Cap Growth Fund		I	Y
Management fees		0.80%	0.80%
Administration fees		0.06%	0.06%
Miscellaneous other expenses		1.99%	1.82%
Total other expenses		2.05%	1.88%
Total annual fund operating expenses		2.85%	2.68%
Fee waiver and/or expense reimbursement	[1]	(1.85%)	(1.68%)
Total annual fund operating expenses(after fee waiver and/or expense reimbursement)		1.00%	1.00%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until January 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's share classes (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeds 1.00%. On or after January 31, 2026, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Small Cap Growth Fund - USD ($)	I	Y
1 Year	$ 102	$ 102
3 Years	708	672
5 Years	1,340	1,270
10 Years	$ 3,042	$ 2,888

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43.90% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those companies with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Growth Index (the Index), the fund's benchmark index. As of December 31, 2024, the market capitalization of the largest company in the Index was approximately $14.722 billion.

The fund's sub-adviser, Newton Investment Management North America, LLC, an affiliate of BNY Mellon Investment Adviser, Inc., employs a growth-oriented investment style in managing the fund's portfolio, which means the sub-adviser seeks to identify those small-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The fund's sub-adviser focuses on high quality companies and individual stock selection, instead of trying to predict which industries or sectors will perform best, and selects stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the sub-adviser's research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund's investment strategy may lead it to emphasize certain sectors, such as information technology, communication services, health care, consumer discretionary and industrials.

The fund's sub-adviser monitors the securities in the fund's portfolio, and will consider selling a security if the company's business momentum deteriorates or valuation becomes excessive. The fund also may sell a security if an event occurs that contradicts the sub-adviser's rationale for purchasing it for the fund, such as deterioration in the company's financial fundamentals. In addition, the fund may sell a security if better investment opportunities emerge elsewhere.

Principal Risks
Risk Table - BNY Mellon Small Cap Growth Fund	Risk [Text Block]
Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Growth stock risk

• Growth stock risk: Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

· Market sector risk

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class I shares from year to year. The table compares the average annual total returns of the fund's shares to those of the Russell 3000® Index, a broad measure of market performance, and the Russell 2000® Growth Index. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Year-by-Year Total Returns as of 12/31 each year (%)

During the periods shown in the chart: Best Quarter 2020, Q2: 42.14 Worst Quarter 2018, Q4: (21.96)
Average Annual Total Returns (as of 12/31/24)

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns - BNY Mellon Small Cap Growth Fund		Label	1 Year	5 Years	10 Years
I	[1]	returns before taxes	15.43%	8.85%	10.63%
I | After Taxes on Distributions	[1]	returns after taxes on distributions	15.17%	7.81%	8.20%
I | After Taxes on Distributions and Sales	[1]	returns after taxes on distributions and sale of fund shares	9.20%	6.98%	7.81%
Y	[1]	returns before taxes	15.41%	8.84%	10.65%
Russell 3000® Index* reflects no deductions for fees, expenses, or taxes	[1]	Russell 3000® Index*	23.81%	13.86%	12.55%
Russell 2000® Growth Index reflects no deductions for fees, expenses or taxes	[1]	Russell 2000® Growth Index	15.15%	6.86%	8.09%
[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary prospectus benchmark changed to the indicated benchmark effective August 31, 2024.